STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 5	STOCKHOLDERS' EQUITY

(A) Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share. Preferred stock may be issued in one or more series, with those rights and preferences determined by the board of directors. As of October 31, 2013 and April 30, 2013, no preferred shares are issued and outstanding.

(B) Common Stock Issued for Cash

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share.

For the year ended April 30, 2012, the Company issued 900,012 shares of common stock for $135,000 ($0.15/share), less direct offering costs of $11,825.

For the period ended April 30, 2011 the Company issued 551,339 shares of common stock for $82,700 ($0.15/share) less stock subscription receivable of $450 which was collected on November 30, 2011.

During December 2010 the Company also issued 7,500,000 shares of common stock to its two founders for $750 ($0.0001 per share) in exchange for cash (See Note 7).

(C) In-Kind Contribution

For the six months ended October 31, 2013, two shareholders of the Company contributed services having a fair value of $10,400 (See Note 7).

For the year ended April 30, 2013, two shareholders of the Company contributed services having a fair value of $20,800 (See Note 7).

For the year ended April 30, 2012, two shareholders of the Company contributed services having a fair value of $20,800 (See Note 7).

For the period ended April 30, 2011 two shareholders of the Company contributed services having a fair value of $8,000 (See Note 7).

NOTE 5	STOCKHOLDERS' EQUITY

(A) Preferred Stock

The Company was incorporated on December 9, 2010. The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.0001 per share. Preferred stock may be issued in one or more series. As of April 30, 2013 and 2012, no preferred shares are issued and outstanding. Rights and preferences are to be determined by the board of directors.

(B) Common Stock Issued for Cash

The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share.

For the year ended April 30, 2012, the Company issued 900,012 shares of common stock for $135,000 ($0.15/share), less direct offering costs of $11,825.

For the period ended April 30, 2011 the Company issued 551,339 shares of common stock for $82,700 ($0.15/share) less stock subscription receivable of $450 which was collected on November 30, 2011.

During December 2010 the Company also issued 7,500,000 shares of common stock to its two founders for $750 ($0.0001 per share) in exchange for cash (See Note 7).

(C) In-Kind Contribution

For the year ended April 30, 2013, two shareholders of the Company contributed services having a fair value of $20,800 (See Note 7).

For the year ended April 30, 2012, two shareholders of the Company contributed services having a fair value of $20,800 (See Note 7).

For the period ended April 30, 2011 two shareholders of the Company contributed services having a fair value of $8,000 (See Note 7).